Adoption of New and Revised International Financial Reporting Standards	3 Months Ended
Mar. 31, 2022
Adoption of New and Revised International Financial Reporting Standards
Adoption of New and Revised International Financial Reporting Standards

4.Adoption of New and Revised International Financial Reporting Standards

The following new and amended standards have been adopted by the Group in these Condensed Consolidated Financial Statements. Their adoption did not have a material effect on the financial statements.

●	Amendments to References to the Conceptual Framework in IFRS 3: Business Combinations, Amendments to IAS 16: Property, Plant and Equipment—Proceeds before Intended Use, Annual Improvements to IFRS Standards 2018-2020, and Amendments to IAS 37: Onerous Contracts—Cost of Fulfilling a Contract (effective date January 1, 2022)

The following new and amended standards have been issued but have not been applied by the Group in these Condensed Consolidated Financial Statements. Their adoption is not expected to have a material effect on the financial statements unless otherwise indicated.

●	Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current, Amendments to Disclosure of Accounting Policies in IAS I: Presentation of Financial Statements and IFRS Practice Statement 2: Making Materiality Judgements, Amendments to Definition of Accounting Estimates in IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, Amendments to Deferred Tax related to Assets and Liabilities arising from a Single Transaction in IAS 12: Income Taxes , and IFRS 17: Insurance Contracts (effective date January 1, 2023)
●	Amendments to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture in IFRS 10: Consolidated Financial Statements and IAS 28: Investments in Associates and Joint Ventures (effective date deferred indefinitely)